UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 28, 2013

XAA	American Municipal Income Portfolio

American Municipal Income Portfolio

OUR IMAGE–GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

1	Explanation of Financial Statements

2	Fund Overview

4	Schedule of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	1

Fund Overview

Portfolio Allocation1

As a percentage of total investments on February 28, 2013

Health Care Revenue	32%
General Obligation Revenue	21
Education Revenue	12
Utility Revenue	8
Transportation Revenue	5
Tax Revenue	5
Pre-refunded Securities[2]	5
Housing Revenue	4
Economic Development Revenue	3
Leasing Revenue	2
Industrial Development Revenue	2
Pollution Control Revenue	1
100%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2Within the Schedule of Investments, pre-refunded issues are classified under their applicable state.

Bond Credit Quality Breakdown3

As a percentage of long-term investments on February 28, 2013

AAA	3%
AA	27
A	32
BBB	26
BB	1
NR	11
100%

3Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

2	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

Geographical Distribution

As a percentage of long-term investments on February 28, 2013. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	3

Schedule of Investments	February 28, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 145.5%
Arizona — 5.5%
Revenue Bonds — 2.7%
Apache County Industrial Development Authority, Tucson Electric Power Company, Series 2012-A, 4.50%, 3/1/30	$330,000	$341,870
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series 2007-A, 5.25%, 7/1/32	2,000,000	2,162,360

		2,504,230

General Obligation — 2.8%
Pima County Unified School District Number 1, Tucson, Series 1994 (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,517,326

		5,021,556

California — 13.1%
Revenue Bonds — 3.1%
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2005-A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,058,510
San Francisco City & County Redevelopment Agency, Successor Agency Community Facilities District No. 6, Mission Bay South Public Improvements, Series 2013-A, 5.00%, 8/1/33	60,000	64,088
State Communities Development Authority, Children’s Hospital, Series 2007, 5.00%, 8/15/47	1,000,000	1,044,650
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series 2007-A (CMI), 5.00%, 10/1/27	500,000	537,915
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series 2006-A (AMBAC) (AMT), 5.00%, 12/1/22 ¥	100,000	99,459

		2,804,622

General Obligations — 9.0%
Los Rios Community College District, Series 2009-D, 5.38%, 8/1/34	2,000,000	2,284,440
Poway Unified School District, Series 2011-B, Zero Coupon Bond, 4.70%, 8/1/41 °	2,000,000	524,300
Rialto Unified School District, Election 2010, Series 2011-A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	3,208,300
West Contra Costa Unified School District, Election 2010, Series 2011-A-1, 5.00%, 8/1/41	2,000,000	2,249,820

		8,266,860

Tax Allocation Bonds — 1.0%
Davis Redevelopment Agency, Series 2011-A, 7.00%, 12/1/36	260,000	318,858
Lynwood Redevelopment Agency, Series 2011-A, 7.00%, 9/1/31	250,000	299,645
Santee Community Development Commission, Series 2011-A, 7.00%, 8/1/31	220,000	269,806

		888,309

		11,959,791

Colorado — 12.8%
Revenue Bonds — 12.4%
E-470 Public Highway Authority, Capital Appreciation, Series 2000-B, Zero Coupon Bond (NATL) °
4.49%, 9/1/29	955,000	458,830
4.56%, 9/1/30	2,035,000	924,114
4.66%, 9/1/31	50,000	21,316
4.74%, 9/1/32	2,795,000	1,120,655
4.83%, 9/1/33	50,000	18,789
E-470 Public Highway Authority, Capital Appreciation, Series 2004-A, Zero Coupon Bond (NATL), 4.41%, 9/1/28 °	350,000	177,940
E-470 Public Highway Authority, Capital Appreciation, Series 2004-B, Zero Coupon Bond (NATL), 4.40%, 9/1/28 °	325,000	149,981
E-470 Public Highway Authority, Capital Appreciation, Series 2010, Zero Coupon Bond °
4.91%, 9/1/35	275,000	92,353
4.94%, 9/1/37	150,000	45,382
4.96%, 9/1/38	25,000	7,170
4.96%, 9/1/39	20,000	5,459
4.99%, 9/1/41	110,000	26,995
State Health Facilities Authority, Evangelical Lutheran, Series 2005, 5.00%, 6/1/29	1,000,000	1,047,960
State Health Facilities Authority, Poudre Valley, Series 2005-B (AGM), 5.25%, 3/1/36	2,085,000	2,320,459
State Health Facilities Authority, Valley View Hospital Association, Series 2008, 5.50%, 5/15/28	750,000	809,377

The accompanying notes are an integral part of the financial statements.

4	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶

State Health Facilities Authority, Volunteers of America Care, Series 2007-A, 5.00%, 7/1/15	$250,000	$257,065
State Housing & Finance Authority, Multifamily Housing Project, Series 2002-A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,748,623
State Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2004 (AMT), 5.70%, 7/1/18	1,000,000	1,151,380
Water Reserve & Power Development Authority, Clean Water, Series 1996-A, 5.90%, 9/1/16	15,000	15,077

		11,398,925

General Obligation — 0.4%
Willow Trace Metropolitan District, Series 2006-A (AGC), 4.45%, 12/1/35	350,000	356,713

		11,755,638

Florida — 6.5%
Revenue Bonds — 6.5%
City of Cape Coral, Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	1,000,000	1,123,070
Miami-Dade County Educational Facilities Authority, University of Miami, Series 2008-A, 5.20%, 4/1/24	1,000,000	1,105,890
Miami-Dade County Water & Sewer Systems, Series 2010 (AGM), 5.00%, 10/1/39	1,000,000	1,117,580
Palm Beach County Health Facilities Authority, Abbey Delray South, Series 2003, 5.45%, 10/1/15	1,100,000	1,126,576
Palm Beach County Health Facilities Authority, Waterford Project, Series 2007, 5.88%, 11/15/37	1,300,000	1,366,612
State Development Finance Corporation Education Facilities, Renaissance Charter School, Inc. Projects, Series 2012-A, 6.13%, 6/15/43	100,000	99,104

		5,938,832

Georgia — 0.8%
Revenue Bond — 0.8%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series 2005-A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	713,923

Hawaii — 3.5%
Revenue Bond — 3.5%
State Department of Budget & Finance, Kahala Nui Project, Series 2003-A (Pre-refunded 11/15/13 @102), 8.00%, 11/15/33 ¯	3,000,000	3,224,340

Illinois — 6.0%
Revenue Bonds — 4.1%
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series 2002-A, Zero Coupon Bond (NATL), 4.58%, 12/15/34 °	5,000,000	1,863,350
State Finance Authority, Capital Appreciation, Clare Water Tower, Series 2010-B, Zero Coupon Bond, 0.00%, 5/15/50 ¥ ° ¿	186,436	2
State Finance Authority, Clare Water Tower, Series 2010-A, 6.00%, 5/15/28 ¥ ¿	390,340	4
State Finance Authority, Rush University Medical Center, Series 2006-B (NATL), 5.25%, 11/1/35	1,000,000	1,077,040
State Finance Authority, Three Crowns Park Plaza, Series 2006-A, 5.88%, 2/15/26 ¥	500,000	518,895
State Health Facility Authority, Lutheran General Hospital, Series 1993-C, 7.00%, 4/1/14	325,000	336,284

		3,795,575

General Obligation — 1.9%
McCook, Series 2008, 5.20%, 12/1/30	1,500,000	1,717,260

		5,512,835

Indiana — 2.8%
Revenue Bonds — 2.8%
State Health & Educational Facility Financing Authority, Sisters of St. Francis, Series 2006 (AGM)
5.25%, 11/1/25	475,000	541,661
5.25%, 11/1/29	530,000	589,429
State Health Facility Financing Authority, Columbus Regional Hospital, Series 1993 (AGM), 7.00%, 8/15/15	1,300,000	1,396,473

		2,527,563

Iowa — 3.4%
Revenue Bonds — 3.4%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, Series 1994, 6.15%, 3/1/16	620,000	622,182
State Higher Education Loan Authority, Upper Iowa University Project, Series 2013, 5.00%, 9/1/43	2,360,000	2,459,946

		3,082,128

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶

Kansas — 3.1%
Revenue Bonds — 3.1%
Olathe Health Facilities, Olathe Medical Center, Series 2008, 5.00%, 9/1/29	$1,000,000	$1,065,920
State Development Finance Authority, Hospital, Adventist Health, Series 2009, 5.50%, 11/15/29	1,540,000	1,804,125

		2,870,045

Kentucky — 4.6%
Revenue Bonds — 4.6%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series 2008-A, 6.00%, 5/1/38	2,500,000	2,721,725
Pikeville Medical Center, Series 2011, 6.50%, 3/1/41	1,250,000	1,497,375

		4,219,100

Maine — 1.3%
Revenue Bond — 1.3%
State Health & Higher Educational Facilities Authority, General Medical Center, Series 2011, 6.75%, 7/1/41	1,000,000	1,210,730

Maryland — 2.6%
General Obligation — 2.6%
Maryland State, 2nd Series 2008, 5.00%, 7/15/20	2,000,000	2,418,140

Massachusetts — 7.5%
Revenue Bonds — 7.5%
State Development Finance Agency, Covanta Energy Project, Series 2012-C (AMT), 5.25%, 11/1/42	750,000	785,662
State Development Finance Agency, M/SBRC Project, Series 2002-A (NATL), 5.13%, 2/1/34	1,000,000	1,001,110
State Development Financing Agency, AdventCare Project, ¥
6.75%, 10/15/37, Series 2007-A	650,000	685,204
7.63%, 10/15/37, Series 2010	880,000	998,985
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series 2006-A (ACA), 5.13%, 6/1/31	1,825,000	1,836,005
State Development Financing Agency, Senior Living Facility, Groves — Lincoln, Series 2009-A, 7.88%, 6/1/44 ¥ ¿	1,000,000	470,020
State Health & Educational Facilities Authority, Suffolk University, Series 2009-A, 5.75%, 7/1/39	1,000,000	1,113,090

		6,890,076

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series 2008-A (AGC), 5.25%, 10/15/23	1,165,000	1,327,203

Minnesota — 10.3%
Revenue Bonds — 10.3%
Cuyuna Range Hospital District, Health Facilities,
5.50%, 6/1/35, Series 2005	1,000,000	1,012,800
5.00%, 6/1/29, Series 2007	1,000,000	1,040,530
Maplewood Multifamily, Carefree Cottages II, Series 2004 (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,027,080
St. Louis Park Health Care Facilities, Nicollet Health Services, Series 2009, 5.75%, 7/1/39	2,000,000	2,261,120
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	875,000	878,281
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	495,000	519,438
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	400,000	421,644
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, Series 2005, 5.00%, 11/15/17	1,400,000	1,546,090
State Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	30,000	30,128
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	675,000	686,644

		9,423,755

Mississippi — 2.8%
General Obligations — 2.8%
State Development Bank Special Obligation, Jackson, Series 2009
5.50%, 1/1/23	1,325,000	1,551,535
5.80%, 1/1/24	850,000	1,002,048

		2,553,583

The accompanying notes are an integral part of the financial statements.

6	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶

Missouri — 4.1%
Revenue Bonds — 4.1%
Boone County, Boone Hospital Center, Series 2008, 5.63%, 8/1/38	$1,500,000	$1,688,550
City of St Louis, Airport Revenue, Series 2012 (AMT), 4.25%, 7/1/29	490,000	497,154
North Central Regional Water System, Series 2006, 5.00%, 1/1/37 ¥	1,000,000	1,038,120
St. Louis County Industrial Development Authority, Friendship Village Chesterfield, Series 2012, 5.00%, 9/1/42	575,000	563,695

		3,787,519

Montana — 0.7%
Revenue Bond — 0.7%
Forsyth Pollution Control, Northwestern Corporation, Series 2006 (AMBAC), 4.65%, 8/1/23	600,000	656,250

Nebraska — 4.1%
Revenue Bonds — 4.1%
University of Nebraska, Omaha Health & Recreation Project, Series 2008
5.00%, 5/15/33	1,250,000	1,409,050
5.00%, 5/15/38	2,100,000	2,338,623

		3,747,673

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health & Education Facilities Authority, Speare Memorial Hospital, Series 2004, (Pre-refunded 7/01/15@100), 5.88%, 7/1/34 ¯	600,000	674,832

New Mexico — 0.1%
Revenue Bond — 0.1%
State Mortgage Finance Authority, Series 1994-A (FHA) (FMHA) (VA), 6.88%, 1/1/25	105,000	109,679

North Carolina — 3.1%
Revenue Bond — 1.8%
State Capital Facilities Finance Agency, Meredith College, Series 2008, 6.13%, 6/1/35	1,500,000	1,666,215

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series 2008-B, 4.00%, (Pre-refunded 2/01/18@100), 2/1/23 ¯	1,000,000	1,148,120

		2,814,335

Ohio — 1.2%
Revenue Bond — 1.2%
Miami County Hospital Facilities, Upper Valley Medical Center, Series 2006, 5.25%, 5/15/26	1,000,000	1,071,410

Oregon — 1.2%
Revenue Bond — 1.2%
City of Portland, Sewer System, Second Lien, Series 2006-B (NATL), 5.00%, 6/15/24	1,000,000	1,129,410

Pennsylvania — 4.7%
Revenue Bonds — 4.7%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series 2003-A, 5.75%, 8/15/20	1,000,000	1,001,970
Delaware County College Authority, Neumann College, Series 2008, 6.00%, 10/1/30	1,000,000	1,100,860
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, Series 2005, 6.25%, 2/1/35	1,000,000	1,016,110
State Economic Development Financing Authority, Allegheny Energy Supply Company, Series 2009, 7.00%, 7/15/39	1,000,000	1,196,010

		4,314,950

Puerto Rico — 3.6%
Revenue Bond — 1.7%
Puerto Rico Sales Tax Financing Corporation, Series 2011-A-1, 5.00%, 8/1/43	1,500,000	1,560,600

General Obligations — 1.9%
Commonwealth of Puerto Rico, Public Improvement, Series 2012-A, 5.00%, 7/1/41	1,000,000	985,030
Commonwealth of Puerto Rico, Public Improvement, Series 2001-A
5.50%, 7/1/20 (NATL)	335,000	366,232
5.50%, 7/1/29 (FGIC)	365,000	383,517

		1,734,779

		3,295,379

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶

South Carolina — 4.1%
Revenue Bonds — 4.1%
Environmental Improvement, Georgetown County, International Paper, Series 2005-A (AMT), 5.55%, 12/1/29	$650,000	$687,343
State Educational Facilities Authority, Wofford College, Series 2007-A, 4.50%, 4/1/30	750,000	784,747
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series 2003-A	250,000	256,115
6.38%, 8/1/34, Series 2003-C (Pre-refunded 8/1/13 @ 100) ¯	40,000	41,048
State Public Service Authority, Santee Cooper, Series 2006-A (NATL), 5.00%, 1/1/30	1,800,000	1,975,644

		3,744,897

South Dakota — 6.3%
Revenue Bonds — 6.3%
City of Deadwood, Sales Tax, Series 2009-B, 6.25%, 12/1/28 ¥	1,300,000	1,469,975
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, Series 2004-A (AMT), 6.00%, 4/1/29	1,000,000	1,048,730
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series 2004-B (AMT), 5.95%, 4/1/24	2,000,000	2,100,080
State Health & Educational Facilities Authority, Vocational Education Program, Series 2008 (AGC), 5.50%, 8/1/38	1,000,000	1,155,300

		5,774,085

Texas — 16.0%
Revenue Bonds — 9.0%
Dallas-Fort Worth International Airport Facilities Improvement Corp., Series 2012-B, 5.00%, 11/1/35	300,000	337,782
Gulf Coast Industrial Development Authority, Solid Waste Disposal, CITGO Petroleum Corporation Project, Series 1995 (AMT), 4.88%, 5/1/25	215,000	221,014
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series 2004-A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,610,310
North Texas Tollway Authority, First Tier, Series 2008-E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	567,425
North Texas Tollway Authority, Second Tier, Series 2008-F, 5.75%, 1/1/38	1,000,000	1,106,400
State Municipal Gas Acquisition & Supply Corporation III, Series 2012, 5.00%, 12/15/32	450,000	486,171
Tarrant County Cultural Education, Hendrick Medical Center Project, Series 2009-B (AGC), 5.25%, 9/1/26	1,300,000	1,480,258
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series 2006-A, 6.00%, 11/15/26 ¥	600,000	640,458
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, Series 2005 ¥
5.50%, 11/15/25	200,000	205,452
5.65%, 11/15/35	1,600,000	1,629,040

		8,284,310

General Obligations — 7.0%
Humble Independent School District, Series 2008-A (AGC), 5.25%, 2/15/22	1,000,000	1,176,270
Plano Independent School District, Series 2008-A, 5.25%, 2/15/34	3,500,000	4,079,950
Round Rock Independent School District, Series 2009, 5.00%, 8/1/27	1,000,000	1,168,110

		6,424,330

		14,708,640

Virginia — 0.7%
Revenue Bonds — 0.7%
City of Chesapeake, Transportation System Senior Toll Road, Series 2012-B, Convertible (CAB), 0.00% through 7/15/23, thereafter, 4.88%, 7/15/40 X	170,000	103,001
Virginia Small Business Financing Authority, Elizabeth River Crossings, Series 2012 (AMT), 5.50%, 1/1/42	500,000	552,210

		655,211

Washington — 6.8%
Revenue Bonds — 3.8%
Skagit County Public Hospital District, Series 2003, 6.00%, 12/1/23	900,000	918,405
State Health Care Facilities Authority, Central Washington Health Services, Series 2009, 6.25%, 7/1/24	2,000,000	2,292,500
State Housing Finance Commission, Riverview Retirement Community, Series 2012, 5.00%, 1/1/48	320,000	317,888

		3,528,793

The accompanying notes are an integral part of the financial statements.

8	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

General Obligation — 3.0%
State Various Purpose, Series 2011-A, 5.00%, 8/1/30	$2,300,000	$2,742,382

		6,271,175

Total Municipal Long-Term Investments (Cost: $120,774,974)		133,404,683

Short-Term Investment — 0.4%
First American Tax Free Obligations Fund, Class Z, 0.00% W (Cost: $335,493)	335,493	335,493

Total Investments ▲ — 145.9% (Cost: $121,110,467)		133,740,176

Preferred Shares at Liquidation Value — (47.5)%		(43,500,000)

Other Assets and Liabilities, Net — 1.6%		1,425,625

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$91,665,801

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of February 28, 2013, the fair value of these investments was $8,442,258 or 9.2% of total net assets applicable to outstanding common shares. See note 2 in Notes to Financial Statements.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of February 28, 2013.

X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2013.

▲	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $121,110,467. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$13,650,435
Gross unrealized depreciation	(1,020,726)

Net unrealized appreciation	$12,629,709

ACA–ACA Financial Guaranty Corporation

AGC–Assured Guaranty Corporation

AGM–Assured Guaranty Municipal Corporation

AMBAC–American Municipal Bond Assurance Corporation

AMT–Alternative Minimum Tax. As of February 28, 2013, the aggregate fair value of securities subject to the AMT was $12,691,168, which represents 13.8% of total net assets applicable to common shares.

CAB–Capital Appreciation Bond

CMI–California Mortgage Insurance Program

FGIC–Financial Guaranty Insurance Corporation

FHA–Federal Housing Administration

FMHA–Farmers Home Administration

FNMA–Federal National Mortgage Association

NATL–National Public Finance Guarantee Corporation

VA–Veterans Administration

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	9

Statement of Assets and Liabilities	February 28, 2013 (unaudited)

Assets:
Unaffiliated investments, at fair value (Cost: $120,774,974) (note 2)	$133,404,683
Affiliated money market fund, at fair value (Cost: $335,493) (note 5)	335,493
Receivable for accrued interest	1,531,255
Receivable for accrued dividends in affiliated money market fund	3
Prepaid expenses and other assets	32,689

Total assets	135,304,123

Liabilities:
Payable for investments purchased	27,306
Payable for preferred share distributions (note 3)	966
Payable for investment advisory fees	35,331
Payable for administration fees	20,335
Payable for postage and printing fees	4,240
Payable for audit fees	9,101
Payable for legal fees	19,615
Payable for remarketing fees	17,119
Payable for pricing fees	305
Payable for transfer agent fees	3,580
Payable for other expenses	424

Total liabilities	138,322

Preferred shares, at liquidation value (note 3)	43,500,000

Net assets applicable to outstanding common shares	$91,665,801

Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$80,009,101
Undistributed net investment income	964,686
Accumulated net realized loss on investments	(1,937,695)
Net unrealized appreciation of investments	12,629,709

Net assets applicable to outstanding common shares	$91,665,801

Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$91,665,801
Common shares outstanding (authorized 200 million shares of $0.01 par value)	5,756,267
Net asset value per share	$15.92
Market price per share	$16.24

Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$43,500,000
Preferred shares outstanding (authorized one million shares)	1,740
Liquidation preference per share	$25,000

The accompanying notes are an integral part of the financial statements.

10	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

Statements of Operations	For the six-month period ended February 28, 2013 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,390,086
Dividends from unaffiliated money market fund	3

Total investment income	3,390,089

Expenses (note 5):
Investment advisory fees	233,883
Administration fees	133,648
Remarketing agent fees	37,419
Custodian fees	3,530
Postage and printing fees	11,419
Transfer agent fees	16,500
Listing fees	11,810
Directors’ fees	36,157
Legal fees	17,868
Audit fees	27,407
Insurance fees	17,381
Pricing fees	4,690
Other expenses	23,140

Total expenses	574,852

Less: Fee reimbursements (note 5)	(196)

Total net expenses	574,656

Net investment income	2,815,433

Net realized and unrealized gains on investments (notes 2 and 4):
Net realized gain on investments	400,961
Net change in unrealized appreciation or depreciation of investments	400,286

Net gain on investments	801,247

Distributions to preferred shareholders (note 2):
From net investment income	(50,217)

Net increase in net assets applicable to outstanding common shares resulting from operations	$3,566,463

The accompanying notes are an integral part of the financial statements.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	11

Statements of Changes in Net Assets

	Six-Month Period Ended 2/28/13 (unaudited)	Year Ended 8/31/12
Operations:
Net investment income	$2,815,433	$5,644,589
Net realized gain on investments	400,961	12,549
Net change in unrealized appreciation or depreciation of investments	400,286	8,593,372
Distribution to preferred shareholders from net investment income (note 2)	(50,217)	(104,807)

Net increase in net assets applicable to outstanding common shares resulting from operations	3,566,463	14,145,703

Distributions to common shareholders (note 2):
From net investment income	(2,676,664)	(5,353,329)

Total increase in net assets applicable to outstanding common shares	889,799	8,792,374

Net assets applicable to outstanding common shares at beginning of period	90,776,002	81,983,628

Net assets applicable to outstanding common shares at end of period	$91,665,801	$90,776,002

Undistributed net investment income	$964,686	$876,134

The accompanying notes are an integral part of the financial statements.

12	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

Financial Highlights

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/13 (unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Per-Share Data
Net asset value, common shares, beginning of period	$15.77		$14.24	$14.74	$13.05	$13.55	$14.40

Operations:
Net investment income	0.49		0.98	0.99	0.99	0.99	0.96
Net realized and unrealized gain (losses) on investments and futures contracts	0.14		1.50	(0.50)	1.71	(0.55)	(0.54)
Distributions to preferred shareholders:
From net investment income	(0.01)		(0.02)	(0.03)	(0.03)	(0.13)	(0.21)
From net realized gain on investments	—		—	—	—	—	(0.08)

Total from operations	0.62		2.46	0.45	2.67	0.31	0.13

Distributions to common shareholders:
From net investment income	(0.47)		(0.93)	(0.96)	(0.98)	(0.81)	(0.75)
From net realized gain on investments	—		—	—	—	—	(0.23)

Total distributions to common shareholders	(0.47)		(0.93)	(0.96)	(0.98)	(0.81)	(0.98)

Net asset value, common shares, end of period	$15.92		$15.77	$14.24	$14.74	$13.05	$13.55

Market value, common shares, end of period	$16.24		$16.09	$13.60	$14.89	$12.37	$12.84

Selected Information
Total return, common shares, net asset value [1]	3.96	% [5]	17.93%	3.47%	21.27%	3.13%	0.95%
Total return, common shares, market value [2]	3.79	% [5]	25.95%	(1.97)%	29.07%	4.11%	(6.22)%
Net Assets applicable to outstanding common shares at end of period (in millions)	$92		$91	$82	$85	$75	$78
Ratio of expenses to average weekly net assets applicable to outstanding common shares before fee reimbursements [3]	1.27	% [6]	1.32%	1.38%	1.27%	1.37%	1.28%
Ratio of expenses to average weekly net assets applicable to outstanding common shares after fee reimbursements [3]	1.27	% [6]	1.32%	1.37%	1.26%	1.37%	1.28%
Ratio of net investment income to average weekly net assets applicable to outstanding common shares before fee reimbursements [3]	6.22	% [6]	6.52%	7.09%	7.15%	8.37%	6.87%
Ratio of net investment income to average weekly net assets applicable to outstanding common shares after fee reimbursements [3]	6.22	% [6]	6.52%	7.10%	7.16%	8.37%	6.87%
Portfolio turnover rate	5%		12%	9%	10%	22%	71%
Net assets applicable to remarketed preferred shares, end of period (in millions)	$44		$44	$44	$44	$44	$44
Asset coverage per remarketed preferred share (in thousands) [4]	$78		$77	$72	$74	$68	$70
Liquidation preference and market value per remarketed preferred share (in thousands)	$25		$25	$25	$25	$25	$25

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.
[4]	Represents net assets applicable to outstanding common shares plus preferred shares at liquidation value divided by preferred shares outstanding.
[5]	Total return has not been annualized.
[6]	Annualized.

The accompanying notes are an integral part of the financial statements.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	13

Notes to Financial Statements	(unaudited as to February 28, 2013)

(1)	Organization

American Municipal Income Portfolio Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The fund invests primarily in a diverse range of municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by one of the fund’s sub-advisors Nuveen Asset Management, LLC (“NAM”). The fund may invest up to 20% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by NAM. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities, which may be more volatile than traditional municipal securities in certain market conditions. The fund’s investments also may include repurchase agreements, futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbol XAA.

(2)	Summary of Significant Accounting Policies

Security Valuations

Security valuations for the fund’s investments are furnished generally by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of February 28, 2013, the fund held no internally fair valued securities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

14	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$133,404,683	$—	$133,404,683
Short-Term Investments	335,493	—	—	335,493

Total Investments	$335,493	$133,404,683	$—	$133,740,176

Refer to the Schedule of Investments for further security classification.

During the six-month period ended February 28, 2013, the fund recognized no transfers between fair value levels.

Valuation Methodologies for Fair Value Measurements Categorized within Level 2

Municipal Long-Term Investments

Municipal long-term investments are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Valuation Process for Fair Value Measurements

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gain distributions, if any, will be made at least annually.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	15

Notes to Financial Statements

Distributions are payable in cash or, for common shareholders pursuant to the fund’s dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2013, the fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred straddle losses. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of common and preferred share distributions paid during the six-month period ended February 28, 2013 (estimated) and the fiscal year ended August 31, 2012, were as follows:

	2/28/13	8/31/12
Distributions paid from:
Tax exempt income	$2,726,881	$5,427,038
Ordinary income	—	31,815

	$2,726,881	$5,458,853

As of August 31, 2012, the fund’s most recently completed fiscal year-end, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$129,888
Undistributed tax-exempt income	697,400
Accumulated capital and post-October losses	(2,318,031)
Unrealized appreciation	12,208,798
Other accumulated loss	(5,776)

Accumulated earnings	$10,712,279

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

For federal income tax purposes, the fund had capital loss carryovers at August 31, 2012, which if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

Capital Loss Carryover	Expiration
$684,233	2017
1,496,362	2018
79,991	2019

$2,260,586

16	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

The fund incurred losses of $57,445 for the period from November 1, 2011 to August 31, 2012. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ended August 31, 2012.

Derivatives

The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund’s investment objective allows the fund to enter into various types of derivative contracts, including, but not limited to, futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements that may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. As of February 28, 2013, the fund had no outstanding derivative contracts.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of and for the six-month period ended February 28, 2013, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2013, the fund had no outstanding when-issued or forward-commitment securities.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of February 28, 2013, the fund had no dollar roll transactions.

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	17

Notes to Financial Statements

at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund’s board of directors as reflecting fair value. Illiquid securities may include restricted securities, which are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

As of February 29, 2013, the fund held 13 illiquid securities, the fair value of which was $8,442,258, which represents 9.2% of total net assets applicable to outstanding common shares. As of February 28, 2013, there were no restricted securities. Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Security	Par	Date Acquired	Cost Basis
City of Deadwood, Sales Tax, Series 2009-B, 6.25%, 12/1/28	$1,300,000	06/09	$1,280,697
North Central Regional Water System, Series 2006, 5.00%, 1/1/37	1,000,000	12/06	997,216
State Development Financing Agency, AdventCare Project, Series 2007-A, 6.75%, 10/15/37	650,000	10/07	648,430
State Development Financing Agency, AdventCare Project, Series 2010, 7.63%, 10/15/37	880,000	07/10	867,835
State Development Financing Agency, Senior Living Facility, Groves — Lincoln, Series 2009-A, 7.88%, 6/1/44	1,000,000	11/09	985,686
State Finance Authority, Capital Appreciation, Clare Water Tower, Series 2010-B, Zero Coupon Bond, 10.71%, 5/15/50	186,436	11/05	0
State Finance Authority, Clare Water Tower, Series 2010-A, 6.00%, 5/15/28	390,340	11/05	493,009
State Finance Authority, Three Crowns Park Plaza, Series 2006-A, 5.88%, 2/15/26	500,000	12/08	364,218
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series 2006-A, 6.00%, 11/15/26	600,000	04/06	609,924
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, Series 2005, 5.50%, 11/15/25	200,000	10/05	195,540
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, Series 2005, 5.65%, 11/15/25	1,600,000	09/05	1,151,782
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series 2006-A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	07/06	100,000
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28	675,000	05/07	675,000

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters may provide investment leverage. The market values of inverse floaters will generally be more volatile than those of fixed-rate, tax-exempt securities. Therefore, to the extent the fund invests in inverse floaters, the net asset value of the fund’s shares may be more volatile than if the fund did not invest in such securities. As of February 28, 2013, the fund had no outstanding investments in inverse floaters.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund’s custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2013, the fund had no outstanding repurchase agreements.

18	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Fiscal Year End

Management has evaluated fund-related events and transactions that occurred subsequent to February 28, 2013, through the date of issuance of the fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the fund’s financial statements.

(3)	Remarketed Preferred Shares

As of February 28, 2013, the fund had 1,740 remarketed preferred shares (870 shares in Class “T” and 870 shares in Class “TH”) (“RP® shares”) outstanding with a liquidation preference of $25,000 per share. The dividend rate on the RP® shares is adjusted every seven days (on Tuesdays for Class “T” and on Thursdays for Class “TH”), as determined by the remarketing agent, Merrill Lynch & Co. Inc (the “Remarketing Agent”).

Normally, the dividend rates on the RP® shares are set at the market clearing rate determined through a remarketing process that brings together bidders who wish to buy RP® shares and holders of RP® shares who wish to sell. Since February 14, 2008, however, sell orders have exceeded bids and the regularly scheduled remarketings for the fund’s RP® shares have failed. When a remarketing fails, the fund is required to pay the maximum applicable rate on the RP® shares to holders of such shares for successive dividend periods until such time as the shares are successfully remarketed. The maximum applicable rate on the RP® shares is 110% of the higher of (1) the applicable AA Composite Commercial Paper Rate or (2) 90% of the Taxable Equivalent of the Short-Term Municipal Bond Rate.

During any dividend period, the maximum applicable rate may be higher than the dividend rate that would have been set had the remarketing been successful. This increases the fund’s cost of leverage and reduces the fund’s common share earnings. On February 28, 2013, the maximum applicable rates were 0.18% for Class “T” and 0.18% for Class “TH”.

In the event of a failed remarketing, holders of RP® shares will continue to receive dividends at the maximum applicable rate, but generally will not be able to sell their shares until the next successful remarketing. There is no way to predict when or if future remarketings might succeed in attracting sufficient buyers for the shares offered.

RP® is a registered trademark of the Remarketing Agent.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2013, aggregated $6,949,365 and $7,376,097, respectively.

(5)	Fees and Expenses

Investment Advisory Fees

Pursuant to an investment advisory agreement, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund’s average weekly net assets including preferred shares. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	19

Notes to Financial Statements

the assets of the fund. These reimbursements, if any, are disclosed as “Fee reimbursements” in the Statement of Operations.

NAM and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to the fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the fund, places purchase and sale orders for the fund’s portfolio transactions, and employs the fund’s portfolio managers and the securities analysts that provide research services relating to the fund. NFA provides certain other investment sub-advisory services to the fund, including assisting in the supervision of the fund’s investment program, risk monitoring, managing the forms and level of leverage employed by the fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of the fund’s portfolio, and assisting with pricing of the fund’s portfolio securities. USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. USBAM pays NAM and NFA a monthly fee at an annual rate of 0.25% and 0.05%, respectively, based upon average weekly net assets.

Administration Fees

USBAM serves as the fund’s administrator pursuant to an administration agreement between USBAM and the fund. Under this agreement, USBAM receives a monthly administration fee in an amount equal to an annualized rate of 0.20% of the fund’s average weekly net assets including preferred shares. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.05% of the average weekly net assets of the fund for certain administrative and other services that NFA provides to the fund.

Remarketing Agent Fees

The fund has entered into a remarketing agreement with the Remarketing Agent. The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annualized rate of 0.15% of the fund’s average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets, including preferred shares. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 28, 2013, custodian fees were increased by $2 as a result of overdrafts and reduced by $9 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors’ fees and expenses, listing fees, postage and printing of shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, pricing, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2013, legal fees and expenses of $1,955 were paid to a law firm of which a former Assistant Secretary of the fund had served as a partner through December 31, 2012.

20	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods.

(6)	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	21

Notice to Shareholders	(unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund’s shareholders was held on December 11, 2012. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)	The fund’s preferred shareholders were asked to elect two nominees for director at the meeting – Roger A. Gibson and Leonard W. Kedrowski. A quorum of the preferred shares required to vote on this matter was not represented in person or by proxy at the meeting held on December 11, 2012. Because Roger A. Gibson and Leonard W. Kedrowski were previously elected by the preferred shareholders to serve until their successors were elected and qualify, they will continue to serve as directors until they or their successors are elected.

(2)	The fund’s common and preferred shareholders, voting as a single class, elected the following directors:

	Shares Voted “For”	Shares Withholding Authority to Vote
John P. Kayser	4,668,213	461,013
Richard K. Riederer	4,645,052	461,013
James M. Wade	4,668,213	461,013

(3)	The fund’s common and preferred shareholders, voting as a single class, ratified the selection by the fund’s board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2013. The following votes were cast regarding this matter:

Shares Voted “For”	Shares Voted “Against”	Abstentions	Broker Non-Votes
5,145,953	65,327	110,582	—

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the fund’s policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Form N-Q is available (1) without charge upon request by calling 800.677.3863 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Form N-Q at the Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

22	AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc. • American Strategic Income Portfolio Inc. • American Strategic Income Portfolio Inc. II • American Strategic Income Portfolio Inc. III • American Select Portfolio Inc.	• American Municipal Income Portfolio Inc. • Minnesota Municipal Income Portfolio Inc. • First American Minnesota Municipal Income Fund II, Inc. • American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

AMERICAN MUNICIPAL INCOME PORTFOLIO	2013 SEMIANNUAL REPORT	23

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of American Municipal Income Portfolio

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of American Municipal Income Portfolio

Director of Charterhouse Group, Inc.

John Kayser

Director of American Municipal Income Portfolio

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of American Municipal Income Portfolio

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of American Municipal Income Portfolio

Owner and President of Jim Wade Homes

American Municipal Income Portfolio’s Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis,
MN 55440-1330

American Municipal Income Portfolio

2013 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2013    0060-13    XAA-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual
report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by
Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as
defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this
Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)

Not applicable.

(a)(2)

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)

Not applicable.

(b)

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:

/s/ Joseph M. Ulrey III

Joseph M. Ulrey III

President

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Joseph M. Ulrey III

Joseph M. Ulrey III

President

Date: April 29, 2013

By:

/s/ Jill M. Stevenson

Jill M. Stevenson

Treasurer

Date: April 29, 2013